Property and Equipment	12 Months Ended
Dec. 31, 2023
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
9	PROPERTY AND EQUIPMENT

i)	Reconciliation of carrying amount

	Cleaning machinery	Computers hardware	Furniture and fittings	Office renovation	Office equipment	Total
	USD	USD	USD	USD	USD	USD
Cost:
Balance as at January 1, 2022	784,494	379,113	46,318	76,553	12,382	1,298,860
Addition	103,341	8,772	–	–	–	112,113
Disposal	–	(102,707)	–	–	–	(102,707)
Effect of movement in exchange rates	4,142	2,002	245	404	65	6,858
Balance as at December 31, 2022	891,977	287,180	46,563	76,957	12,447	1,315,124
Addition	174,874	30,972	–	–	–	205,846
Disposal	–	–	–	–	–	–
Effect of movement in exchange rates	20,612	6,080	918	1,518	246	29,374
At December 31, 2023	1,087,463	324,232	47,481	78,475	12,693	1,550,344

Accumulated depreciation:
Balance as at January 1, 2022	436,761	299,669	46,225	76,553	12,308	871,516
Addition	186,092	26,946	93	–	75	213,206
Disposal	–	(53,065)	–	–	–	(53,065)
Effect of movement in exchange rates	2,306	1,582	245	404	64	4,601
Balance as at December 31, 2022	625,159	275,132	46,563	76,957	12,447	1,036,258
Addition	114,339	8,356	–	–	–	122,695
Disposal	–	–	–	–	–	–
Effect of movement in exchange rates	14,305	5,783	918	1,518	246	22,770
At December 31, 2023	753,803	289,271	47,481	78,475	12,693	1,181,723

Carrying amount:
At December 31, 2022	266,818	12,048	–	–	–	278,866
At December 31, 2023	333,660	34,961	–	–	–	368,621

ii)	Depreciation of property and equipment

Property and equipment is depreciated on a straight-line basis over the estimated useful lives, after taking into account the estimated residual value. Management reviews the estimated useful lives and residual value of the assets annually in order to determine the amount of depreciation expense to be recorded during any reporting year. The depreciation expense recorded for the year is $ 122,695 (2022: $213,206 and 2021: $265,799).

The reviews performed in 2023 and 2022 and 2021 did not result in any changes in estimated useful life or residual value.